Property and Equipment, Net (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net (Details) [Line Items]
Property plant and equipment, description		The Company’s construction in process (“CIP”) is primarily related to the construction of tooling, machinery and equipment for the Company’s production facility in Hanford, California. Tooling, machinery, and equipment are either held at Company facilities, primarily the Hanford plant, or at the vendor’s location until the tooling, machinery and equipment is completed. Of the $392.9 million and $275.0 million of CIP, $195.7 million and $43.5 million is held at Company facilities and $197.2 million and $231.6 million is held at vendor locations as of December 31, 2022 and 2021, respectively.
Depreciation and amortization expense		$ 3.0	$ 3.0
Net and finance obligation amounts	$ 25.4
Financing obligation	28.9
Gain on sale	$ 3.5	0.3
Lease term	5 years
Property and equipment finance lease		14.2
Finance leases and capital leases			14.2
Asset retirement obligation amount		9.4	3.0
Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed		9.6	72.1
Construction in Progress [Member] | Accounts Payable [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed		5.9	7.9
Operating Expense [Member] | Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed		$ 3.7	$ 64.2